Concentration of Risks - Schedule of Commercial Bank Partnership Model Loans (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Guarantee services [Member]
Schedule of Commercial Bank Partnership Model Loans [Line Items]
Financing Guarantee Corporation A	97.20%	98.20%